COWEN INCOME + GROWTH FUND, INC.


     I, the undersigned duly elected officer of Cowen Income + Growth Fund, Inc., do hereby certify that (i) the form of prospectus and the Statement of Additional Information that would have been filed under Rule 497 (c) of the Securities Act of 1933, as amended, would not have differed from that contained in the most recent registration statement amendment, filed March 26, 1997, and (ii) the text of such amendment was filed electronically.

     IN WITNESS WHEREOF, I have signed this Certification on this 1st day of April, 1997.


                              COWEN INCOME + GROWTH  FUND, INC.


                              By: /s/ Rodd M. Baxter
                                   Rodd M. Baxter
                                   Secretary